CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2013	75,359,001	23,000
Balance at Dec. 31, 2013	$ 754		$ 208,240	$ 751,567	$ (160)	$ (105,417)	$ 854,984
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(105,417)	0	105,417	0
Net (Loss) Income	$ 0		0	0	0	(13,166)	(13,166)
Common Shares Repurchased, Equity Incentive Plan (in shares)	(10,000)	10,000
Common Shares Repurchased, Equity Incentive Plan	$ 0		(99)	0	0	0	(99)
Common Shares Distributed - Equity Incentive Plan (in shares)	33,000	(33,000)
Common Shares Distributed - Equity Incentive Plan	$ 0		0	0	0	0	0
Common Shares Issued, net of issuance costs (in shares)	13,800,000	0
Common Shares Issued, net of issuance costs	$ 138		113,295	0	0	0	113,433
Reduction of share premium	0		(208,240)	208,240	0	0	0
Other comprehensive Loss	$ 0		0	0	(678)	0	(678)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		1,096	0	0	0	1,096
Dividends Paid				(66,658)			(66,658)
Balance (in shares) at Dec. 31, 2014	89,182,001	0
Balance at Dec. 31, 2014	$ 892		114,291	787,732	(838)	(13,166)	888,911
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(13,166)	0	13,166	0
Net (Loss) Income	0		0	0	0	114,627	114,627
Other comprehensive Loss	$ 0		0	0	(134)	0	(134)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		388	0	0	0	388
Dividends Paid	$ 0		0	(8,444)	0	(114,627)	(123,071)
Balance (in shares) at Dec. 31, 2015	89,182,001	0
Balance at Dec. 31, 2015	$ 892		114,679	766,122	(972)	0	880,721
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss) Income	$ 0		0	0	0	(4,456)	(4,456)
Common Shares Distributed - Equity Incentive Plan (in shares)	137,665	0
Common Shares Distributed - Equity Incentive Plan	$ 1		0	0	0	0	1
Common Shares Issued, net of issuance costs (in shares)	12,650,000	0
Common Shares Issued, net of issuance costs	$ 127		119,942	0	0	0	120,069
Other comprehensive Loss	$ 0		0	0	(65)	0	(65)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		429	0	0	0	429
Forfeited shares - 2011 Equity Incentive Plan (in shares)		13,500
Dividends Paid	$ 0		0	(125,650)	0	0	(125,650)
Balance (in shares) at Dec. 31, 2016	101,969,666	13,500
Balance at Dec. 31, 2016	$ 1,020		$ 235,050	$ 640,472	$ (1,037)	$ (4,456)	$ 871,049